GOODWILL AND INTANGIBLE ASSETS - Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 11,427.4
Amortization	485.3	$ 516.8
Intangible assets and goodwill at end of period	10,946.8	11,427.4
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,182.4
Intangible assets and goodwill at end of period	7,890.5	8,182.4
Indefinite Life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	839.7
Intangible assets and goodwill at end of period	861.0	839.7
Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,065.2
Intangible assets and goodwill at end of period	1,914.6	2,065.2
Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	75.5
Intangible assets and goodwill at end of period	104.8	75.5
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	264.6
Intangible assets and goodwill at end of period	175.9	264.6
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	13,287.1	12,164.2
Acquisitions via business combinations	983.1	1,008.7
Adjustments for prior year acquisitions	(20.2)	(115.5)
Other	14.4	13.7
Disposals	(981.1)	(257.0)
Changes in foreign exchange	(193.4)	473.0
Intangible assets and goodwill at end of period	13,089.9	13,287.1
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,182.4	7,501.1
Acquisitions via business combinations	529.8	526.4
Adjustments for prior year acquisitions	(38.5)	14.6
Other	0.0	0.0
Disposals	(650.2)	(188.5)
Changes in foreign exchange	(133.0)	328.8
Intangible assets and goodwill at end of period	7,890.5	8,182.4
Cost | Indefinite Life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	839.7	811.9
Acquisitions via business combinations	32.8	26.2
Adjustments for prior year acquisitions	0.0	0.0
Other	0.0	0.3
Disposals	(9.7)	(2.8)
Changes in foreign exchange	(1.8)	4.1
Intangible assets and goodwill at end of period	861.0	839.7
Cost | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,592.7	3,219.7
Acquisitions via business combinations	349.5	375.7
Adjustments for prior year acquisitions	17.2	(99.2)
Other	14.4	12.9
Disposals	(254.2)	(22.6)
Changes in foreign exchange	(45.5)	106.2
Intangible assets and goodwill at end of period	3,674.1	3,592.7
Cost | Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	108.1	81.5
Acquisitions via business combinations	38.4	0.3
Adjustments for prior year acquisitions	0.0	20.7
Other	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	(3.0)	5.6
Intangible assets and goodwill at end of period	143.5	108.1
Cost | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	564.2	550.0
Acquisitions via business combinations	32.6	80.1
Adjustments for prior year acquisitions	1.1	(51.6)
Other	0.0	0.5
Disposals	(67.0)	(43.1)
Changes in foreign exchange	(10.1)	28.3
Intangible assets and goodwill at end of period	520.8	564.2
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,859.7)	(1,333.1)
Amortization	485.3	516.8
Disposals	(177.8)	(38.5)
Changes in foreign exchange	(24.1)	48.3
Intangible assets and goodwill at end of period	(2,143.1)	(1,859.7)
Accumulated depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Indefinite Life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,527.5)	(1,101.4)
Amortization	385.9	403.2
Disposals	(136.1)	(12.9)
Changes in foreign exchange	(17.8)	35.8
Intangible assets and goodwill at end of period	(1,759.5)	(1,527.5)
Accumulated depreciation | Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(32.6)	(21.0)
Amortization	6.9	9.8
Disposals	0.0	0.0
Changes in foreign exchange	(0.8)	1.8
Intangible assets and goodwill at end of period	(38.7)	(32.6)
Accumulated depreciation | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(299.6)	(210.7)
Amortization	92.5	103.8
Disposals	(41.7)	(25.6)
Changes in foreign exchange	(5.5)	10.7
Intangible assets and goodwill at end of period	$ (344.9)	$ (299.6)